CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	$ 274,729,544	$ 249,900,662
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,033,592	2,371,927
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	273,695,952	247,528,735
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,011,934	2,154,361
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	200,872,177	181,987,396
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	200,872,177	181,987,396
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	72,823,775	65,541,339
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	72,823,775	65,541,339
Derivatives [member] | Trading derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,011,934	2,154,361
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,011,934	2,154,361
Derivatives [member] | Hedging instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	21,658	217,566
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 21,658	$ 217,566